CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income for the year	R$ 1,418,438	R$ 4,599,062	R$ 7,536,983
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	3,683,585	3,126,247	3,047,212
Impairment of assets	1,964,504	199,627
Equity in earnings of unconsolidated companies	(95,622)	(464,467)	(827,606)
Exchange variation, net	(210,767)	1,064,401	850,375
Losses on derivative financial instruments, net	45,626	176,901	14,979
Post-employment benefits	271,217	257,359	235,977
Long-term incentive plans	149,210	152,414	157,979
Income tax	1,106,009	864,653	1,809,622
Losses on disposal of property, plant and equipment	75,397	45,859	27,525
Gain from a bargain purchase	(41,306)
Results in operations with subsidiary and joint ventures		(808,367)
Impairment of financial assets	10,249	30,910	10,728
Provision of tax, civil, labor and environmental liabilities, net	(40,432)	210,305	160,245
Tax credits recovery		(100,860)	(1,098,218)
Interest income on short-term investments	(166,307)	(274,291)	(481,624)
Interest expense on debt and debentures	1,274,472	796,933	840,069
Interest expense on leases liabilities	122,321	129,137	127,787
(Reversal) Provision for net realizable value adjustment in inventory, net	23,472	(33,137)	12,036
Cash flows from operations before changes in working capital	9,590,066	9,972,686	12,424,069
Changes in assets and liabilities
Decrease (Increase) in trade accounts receivable	149,592	549,548	(294,509)
Decrease in inventories	956,924	542,496	1,305,424
Decrease in trade accounts payable	(486,382)	(1,192,990)	(355,416)
Decrease (Increase) in other receivables	197,222	1,881,763	(107,171)
Decrease in other payables	(203,599)	(407,073)	(434,100)
Dividends from associates and joint ventures	235,327	414,653	461,292
Purchases of short-term investments	(362,906)	(924,686)	(7,223,644)
Proceeds from maturities and sales of short-term investments	616,006	3,020,432	7,908,990
Cash provided by operating activities	10,692,250	13,856,829	13,684,935
Interest paid on loans and financing	(1,461,147)	(946,936)	(858,301)
Interest paid on lease liabilities	(122,321)	(129,137)	(127,787)
Income and social contribution taxes paid	(1,121,328)	(1,399,513)	(1,560,137)
Net cash provided by operating activities	7,987,454	11,381,243	11,138,710
Cash flows from investing activities
Purchases of property, plant and equipment	(6,681,620)	(5,778,381)	(5,209,128)
Proceeds from sales of property, plant and equipment, investments and other intangibles	69,729	1,559,697	40,661
Additions in other intangibles	(171,221)	(168,036)	(127,195)
Shares repurchase from joint venture			47,006
Payment for acquisition of company control	(699,118)	(455,683)
Capital increase in associate and joint venture	(91,436)	(191,947)	(524,185)
Net cash used by investing activities	(7,573,666)	(5,034,350)	(5,772,841)
Cash flows from financing activities
Purchases of Treasury stocks	(1,169,314)	(1,194,726)
Dividends and interest on capital paid	(1,285,673)	(1,656,414)	(2,683,328)
Proceeds from loans and financing	9,221,436	3,918,019	1,776,684
Payment of loans and financing	(7,994,826)	(3,269,587)	(2,830,684)
Leasing payment	(487,784)	(459,504)	(388,202)
Intercompany loans, net		(24,992)	102
Net cash used in financing activities	(1,716,161)	(2,687,204)	(4,125,428)
Exchange variation on cash and cash equivalents	(536,270)	1,102,479	(710,659)
(Decrease) Increase in cash and cash equivalents	(1,838,643)	4,762,168	529,782
Cash and cash equivalents at beginning of year	7,767,813	3,005,645	2,475,863
Cash and cash equivalents at end of year	R$ 5,929,170	R$ 7,767,813	R$ 3,005,645